Basis of Presentation & Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Jun. 30, 2022	Jan. 01, 2022	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Year founded		2010
Impairment of long-lived assets	$ 0	$ 0
Operating lease right-of-use assets	13,736	0
Operating lease obligations	13,550	0
Land buildings and equipment and operating lease right of use asset lessee	18,600
Stockholders equity	8,844	$ 14,132	$ 13,759		$ 15,825	$ 21,896	$ 36,875	$ 62,508	$ 93,397
Market capitalization	8,000
Subsidiary [Member]
Property, Plant and Equipment [Line Items]
Percentage of ownership in outstanding common stock		61.80%
Accounting Standards Update 2016-02 [Member]
Property, Plant and Equipment [Line Items]
Operating lease right-of-use assets				$ 14,100
Operating lease obligations				$ 14,100
Stockholders equity cumulative effect of adoption of lease accounting standard.	$ 800
Follow On Offering [Member]
Property, Plant and Equipment [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.41
Date from which Warrants or Rights Exercisable	Aug. 23, 2027